UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21422

Lotsoff Capital Management Investment Trust
(Exact name of registrant as specified in charter)

20 North Clark Street
Chicago, Illinois 60602
(Address of principal executive offices) (Zip code)

Seymour N. Lotsoff
Lotsoff Capital Management
20 North Clark Street
Chicago, Illinois 60602
(Name and address of agents for service)

Registrant's telephone number, including area code: (312) 368-1442

Date of fiscal year end: September 30
Date of reporting period: June 30, 2008

Item 1. Schedule of Investments

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
June 30, 2008 (Unaudited)
Shares			Value
	COMMON STOCKS	98.1%

	ADVERTISING	0.2%
18,700	Marchex, Inc.		$230,384

	AEROSPACE & DEFENSE	1.2%
3,400	Aerovironment, Inc.*		92,412
14,120	Allied Defense Group, Inc.*^		78,790
7,500	Astronics Corp.*		104,325
4,600	Cubic Corp.^		102,488
22,300	Herley Industries, Inc.*		296,144
132,400	Kratos Defense & Security Solutions, Inc.*		259,504
13,300	LMI Aerospace, Inc.*		233,681
			1,167,344
	AGRICULTURE	0.1%
4,500	Maui Land & Pineapple Co., Inc.*^		132,525

	AIRLINES	0.1%
25,200	Pinnacle Airlines Corp.*^		79,632

	APPAREL	2.6%
22,100	G-III Apparel Group Ltd.*		272,714
77,400	Hartmarx Corp.*		167,958
6,897	Lacrosse Footwear, Inc.		100,903
14,600	Maidenform Brands, Inc.*		197,100
9,100	Oxford Industries, Inc.		174,265
10,650	Perry Ellis International, Inc.*^		225,993
44,200	Rocky Brands, Inc.*^		213,486
10,900	Steven Madden Ltd.*^		200,342
26,900	True Religion Apparel, Inc.*^		716,885
74,900	Unifi, Inc.*^		188,748
			2,458,394
	AUTO MANUFACTURERS	0.1%
16,600	Wabash National Corp.		125,496

	AUTO PARTS & EQUIPMENT	1.2%
17,800	Accuride Corp.*		75,650
9,100	ATC Technology Corp.*		211,848
8,700	Miller Industries, Inc.*^		86,652
34,500	SORL Auto Parts, Inc.*^		184,920
37,875	Spartan Motors, Inc.^		282,926
6,700	Strattec Security Corp.		235,974
4,800	Superior Industries International, Inc.^		81,024
			1,158,994

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
June 30, 2008 (Unaudited)

Shares			Value
	BANKS	6.1%
32,900	Banco Latinoamericano de Exportaciones, S.A. †		$532,650
8,600	Bancorp, Inc.*		65,532
17,700	Capital Corp. of the West^		67,260
56,600	Center Financial Corp.^		479,401
14,200	City Bank^		122,120
32,300	Community Bancorp*^		161,823
40,500	Dearborn Bancorp, Inc.*		196,830
45,525	EuroBancshares, Inc.*^		163,435
19,800	First Regional Bancorp*^		111,078
22,200	FNB United Corp.		170,940
8,600	Harleysville National Corp.^		95,976
15,300	Imperial Capital Bancorp, Inc.		87,669
35,100	Intervest Bancshares Corp.		179,712
17,000	Irwin Financial Corp.^		45,730
10,058	Macatawa Bank Corp.^		80,464
40,490	Mercantile Bank Corp.^		290,718
20,900	Nara Bancorp, Inc.^		224,257
7,800	New Century Bancorp, Inc.*		60,450
10,000	North Valley Bancorp		65,100
12,351	Northrim BanCorp, Inc.		224,418
20,000	Oriental Financial Group, Inc.		285,200
20,433	Peoples Bancorp of North Carolina, Inc.		222,515
48,234	Republic First Bancorp, Inc.*		350,179
17,973	Security Bank Corp.^		105,322
10,700	South Financial Group, Inc.^		41,944
19,200	Southwest Bancorp, Inc.		220,800
24,378	Taylor Capital Group, Inc.^		182,591
79,700	Temecula Valley Bancorp, Inc.^		477,403
35,615	Vineyard National Bancorp ^		134,625
22,172	Virginia Commerce Bancorp, Inc.*^		115,073
39,200	Wilshire Bancorp, Inc.		335,944
			5,897,159
	BIOTECHNOLOGY	5.2%
36,600	Anesiva, Inc.*^		107,970
51,500	Arena Pharmaceuticals, Inc.*^		267,285
47,900	Ariad Pharmaceuticals, Inc.*		114,960
117,200	Arqule, Inc.*^		380,900
5,200	Avant Immunotherapeutics, Inc.*^		75,712
125,000	Cell Genesys, Inc.*^		325,000
77,400	Cytokinetics, Inc.*		287,154
118,000	Discovery Laboratories, Inc.*^		194,700
250,200	Entremed, Inc.*^		137,610
46,400	Enzon Pharmaceuticals, Inc.*^		330,368
102,400	GenVec, Inc.*^		147,456
33,100	Halozyme Therapeutics, Inc.*^		178,078
35,300	Keryx Biopharmaceuticals, Inc.*^		17,297
28,700	Maxygen, Inc.*^		97,293

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
June 30, 2008 (Unaudited)

Shares			Value
	BIOTECHNOLOGY (continued)
31,100	Omrix Biopharmaceuticals, Inc.*^		$489,514
26,538	Sangamo Biosciences, Inc.*^		264,053
35,200	Seattle Genetics, Inc.*		297,792
28,200	Sequenom, Inc.*^		450,072
180,200	SuperGen, Inc.*^		369,410
162,590	Vasogen, Inc.*^		48,777
45,500	Vical, Inc.*		153,335
53,200	XOMA Ltd.*^		89,908
31,100	XTL Biopharmaceuticals Ltd.*		119,424
			4,944,068
	BUILDING MATERIALS	1.1%
15,200	AAON, Inc.		292,752
7,400	Apogee Enterprises, Inc.		119,584
19,000	Comfort Systems USA, Inc.		255,360
4,000	NCI Building Systems, Inc.*^		146,920
52,600	US Concrete, Inc.*^		250,376
			1,064,992
	CHEMICALS	1.7%
10,100	American Pacific Corp.*		174,124
15,700	Balchem Corp.^		363,141
3,400	Hawkins, Inc.		50,864
10,200	Innophos Holdings, Inc. ^		325,890
11,700	Innospec, Inc.		220,194
11,000	KMG Chemicals, Inc.^		113,630
6,700	Quaker Chemical Corp.		178,622
4,200	Stepan Co.		191,604
			1,618,069
	COMMERCIAL SERVICES	3.6%
11,300	Barrett Business Services, Inc.^		133,679
11,700	Diamond Management & Technology Consultants, Inc.		60,957
12,400	Dollar Financial Corp.*		187,364
7,200	Electro Rent Corp.		90,288
11,900	First Advantage Corp.*^		188,615
49,700	Hackett Group, Inc.*		285,278
4,500	Heidrick & Struggles International, Inc.		124,380
102,800	Home Solutions of America, Inc.*^		70,932
10,000	ICF International, Inc.*		166,200
17,000	Kenexa Corp.*		320,280
50,700	Kforce, Inc.*		430,443
26,100	Medifast, Inc.*^		137,286
54,000	Muni Funding Co. of America, LLC, 144A#		270,000
30,500	On Assignment, Inc.*		244,610
7,300	Providence Service Corp.*^		154,103
81,200	Source Interlink Cos., Inc.*^		179,452

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
June 30, 2008 (Unaudited)

Shares			Value
	COMMERCIAL SERVICES (continued)
21,100	Spherion Corp.*		$97,482
12,400	TNS, Inc.*		297,104
			3,438,453
	COMPUTERS	3.9%
31,000	BluePhoenix Solutions Ltd.*		142,910
30,100	Ciber, Inc.*		186,921
27,300	Cogo Group, Inc.*		248,703
32,000	Computer Task Group, Inc.*		163,840
6,000	COMSYS IT Partners, Inc.*		54,720
26,500	Cray, Inc.*		122,960
22,100	Creative Technology Ltd.		100,003
46,500	Dot Hill Systems Corp.*		117,645
28,300	iGate Corp.*		230,079
4,400	Integral Systems, Inc.		170,280
19,500	InterVoice, Inc.*		111,150
27,800	Magma Design Automation, Inc.*		168,746
11,000	Mercury Computer Systems, Inc.*		82,830
12,500	NCI, Inc.*		286,000
23,800	Ness Technologies, Inc.*		240,856
23,700	Netscout Systems, Inc.*		253,116
95,000	NetSol Technologies, Inc.*^		245,100
11,200	Radiant Systems, Inc.*		120,176
23,300	Silicon Storage Technology, Inc.*		64,541
12,200	STEC, Inc.*^		125,294
10,300	Super Micro Computer, Inc.*		76,014
30,100	TechTeam Global, Inc.*		321,769
12,600	Transact Technologies, Inc.*		104,328
			3,737,981
	COSMETICS/PERSONAL CARE	0.9%
17,400	Elizabeth Arden, Inc.*		264,132
9,800	Inter Parfums, Inc.^		147,000
59,388	Parlux Fragrances, Inc.*^		296,940
17,000	Physicians Formula Holdings, Inc.*		158,950
			867,022
	DISTRIBUTION/WHOLESALE	0.5%
16,100	Houston Wire & Cable Co.^		320,390
17,200	Huttig Building Products, Inc.*		31,132
67,900	Navarre Corp.*^		111,356
			462,878
	DIVERSIFIED FINANCIAL SERVICES	3.3%
23,500	Asset Acceptance Capital Corp.^		287,170
39,000	Asta Funding, Inc.^		353,340
11,700	BGC Partners, Inc.*		88,335
116,300	Consumer Portfolio Services, Inc.*^		170,961

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
June 30, 2008 (Unaudited)

Shares			Value
	DIVERSIFIED FINANCIAL SERVICES (continued)
54,100	Encore Capital Group, Inc.*^		$477,703
20,700	Firstcity Financial Corp.*		92,529
44,773	JMP Group, Inc.		295,950
15,000	LaBranche & Co., Inc.*		106,200
16,100	Marlin Business Services Corp.*		111,573
48,200	Nicholas Financial, Inc.*		245,338
16,300	Penson Worldwide, Inc.*		194,785
12,800	Sanders Morris Harris Group, Inc.^		86,784
22,000	Thomas Weisel Partners Group, Inc.*		120,340
30,000	TradeStation Group, Inc.*		304,500
38,000	United PanAm Financial Corp.*		85,500
4,000	World Acceptance Corp.*		134,680
			3,155,688
	ELECTRICAL COMPONENTS & EQUIPMENT	1.8%
60,700	C&D Technologies, Inc.*^		513,522
4,400	Graham Corp.		326,084
7,600	Harbin Electric, Inc.*^		107,996
13,400	INSTEEL INDUSTRIES, Inc.^		245,354
10,400	Superior Essex, Inc.*^		464,152
6,100	Ultralife Corp.*		65,209
			1,722,317
	ELECTRONICS	3.2%
20,400	Aehr Test Systems*		157,692
6,200	Electro Scientific Industries, Inc.*		87,854
6,500	Excel Technology, Inc.*		145,080
14,700	Ituran Location and Control Ltd.		176,400
26,700	LeCroy Corp.*		238,164
14,600	LoJack Corp.*		116,216
14,200	Measurement Specialties, Inc.*^		249,778
5,200	Multi-Fineline Electronix, Inc.*^		143,884
6,900	NVE Corp.*^		218,454
6,200	OYO Geospace Corp.*^		365,428
8,200	Park Electrochemical Corp.		199,342
25,500	Photon Dynamics, Inc.*		384,540
11,400	Spectrum Control, Inc.*		93,480
70,700	Sypris Solutions, Inc.		296,940
62,400	X-Rite, Inc.*^		159,744
			3,032,996
	ENERGY - ALTERNATIVE SOURCES	0.4%
25,500	MGP Ingredients, Inc.^		147,900
54,100	Nova Biosource Fuels, Inc.*^		36,247
9,400	Ocean Power Technologies, Inc.*		84,600
64,700	Plug Power, Inc.*^		152,045
			420,792

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
June 30, 2008 (Unaudited)

Shares			Value
	ENGINEERING & CONSTRUCTION	0.5%
32,200	ENGlobal Corp.*^		$458,528

	ENTERTAINMENT	0.5%
11,700	Bluegreen Corp.*^		70,785
15,100	Carmike Cinemas, Inc.^		88,637
19,850	Dover Downs Gaming & Entertainment, Inc.^		127,437
13,200	Shuffle Master, Inc.*		65,208
24,300	VCG Holding Corp.*^		91,125
			443,192
	ENVIRONMENTAL CONTROL	0.7%
30,600	Ceco Environmental Corp.*^		180,234
10,200	TRC Cos., Inc.*		41,004
48,500	Waste Services, Inc.*^		341,440
10,500	WCA Waste Corp.*		66,675
			629,353
	FOOD	1.3%
16,700	B&G Foods, Inc.		155,978
15,400	Chiquita Brands International, Inc.*^		233,618
9,300	Diamond Foods, Inc.		214,272
6,400	Imperial Sugar Co.		99,392
8,100	John B. Sanfilippo & Son, Inc.*^		70,835
15,200	Spartan Stores, Inc.^		349,599
18,139	Tasty Baking Co.		98,858
			1,222,552
	FOREST PRODUCTS & PAPER	0.1%
16,600	Caraustar Industries, Inc.*		48,306

	GAS	0.2%
4,100	Delta Natural Gas Co., Inc.		107,092
1,000	EnergySouth, Inc.		49,060
			156,152
	HEALTHCARE - PRODUCTS	4.1%
45,050	BioSphere Medical, Inc.*		155,423
15,600	Caliper Life Sciences, Inc.*		40,404
158,000	Cambridge Heart, Inc.*		75,840
45,400	Candela Corp.*		105,782
24,800	Cantel Medical Corp.*		250,976
21,223	Cardiac Science Corp.*		174,029
18,600	Cynosure, Inc.*^		368,652
9,500	Exactech, Inc.*		244,245
2,700	Hansen Medical, Inc.*^		45,144
35,600	Home Diagnostics, Inc.*		322,536
16,600	Luminex Corp.*^		341,130
12,050	Medical Action Industries, Inc.*		124,959
15,500	Micrus Endovascular Corp.*		217,310
23,600	Natus Medical, Inc.*		494,183

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
June 30, 2008 (Unaudited)

Shares			Value
	HEALTHCARE - PRODUCTS (continued)
77,400	Orthovita, Inc.*		$158,670
13,700	Palomar Medical Technologies, Inc.*		136,726
6,600	Somanetics Corp.*		139,920
16,000	Spectranetics Corp.*^		157,760
5,000	Syneron Medical Ltd.*		82,200
59,300	Thermage, Inc.*		169,598
4,200	Zoll Medical Corp.*		141,414
			3,946,901
	HEALTHCARE - SERVICES	2.4%
1,800	Air Methods Corp.*^		45,000
124,575	Allied Healthcare International, Inc.*		247,904
4,200	Almost Family, Inc.*		111,720
12,700	American Dental Partners, Inc.*^		150,749
10,600	Gentiva Health Services, Inc.*^		201,930
104,380	Hythiam, Inc.*^		252,600
18,700	LHC Group, Inc.*		434,775
42,200	NovaMed, Inc.*^		159,094
29,100	Odyssey HealthCare, Inc.*		283,434
10,200	RehabCare Group, Inc.*		163,506
12,200	Res-Care, Inc.*		216,916
			2,267,628
	HOME BUILDERS	0.2%
50,000	Cavalier Homes, Inc.*		98,500
3,300	M/I Homes, Inc.^		51,909
23,000	Orleans Homebuilders, Inc.^		84,180
			234,589
	HOME FURNISHINGS	0.6%
4,200	DTS, Inc.*		131,544
33,100	La-Z-Boy, Inc.^		253,215
10,000	Stanley Furniture Co., Inc.		108,000
3,400	Universal Electronics, Inc.*		71,060
			563,819
	HOUSEHOLD PRODUCTS/WARES	0.3%
9,000	Prestige Brands Holdings, Inc.*		95,940
5,300	WD-40 Co.^		155,025
			250,965
	HOUSEWARES	0.2%
18,300	Lifetime Brands, Inc.^		149,145

	INSURANCE	5.5%
24,800	American Equity Investment Life Holding Co.^		202,120
9,900	American Physicians Service Group, Inc.		218,196
34,800	Amerisafe, Inc.*		554,712
53,100	Castlepoint Holdings Ltd.		482,679
51,400	CRM Holdings Ltd.*		172,704

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
June 30, 2008 (Unaudited)

Shares			Value
	INSURANCE (continued)
14,068	Eastern Insurance Holdings, Inc.		$219,461
5,500	EMC Insurance Group, Inc.^		132,440
11,900	First Mercury Financial Corp.*		209,916
15,500	Hallmark Financial Services*		149,885
122,000	Maiden Holdings Ltd.		780,800
20,200	Meadowbrook Insurance Group, Inc.		107,060
37,905	National Atlantic Holdings Corp.*		229,325
4,900	NYMAGIC, Inc.^		93,884
40,800	PMA Capital Corp.*		375,768
12,100	Primus Guaranty Ltd.*^		35,211
41,700	SeaBright Insurance Holdings, Inc.*^		603,816
115,000	Specialty Underwriters' Alliance, Inc.*		617,550
2,800	United America Indemnity Ltd.*		37,436
			5,222,963
	INTERNET	3.4%
10,200	Aladdin Knowledge Systems Ltd.*		137,700
45,300	Art Technology Group, Inc.*		144,960
5,300	AsiaInfo Holdings, Inc.*		62,646
18,500	Chordiant Software, Inc.*		92,500
13,500	Cybersource Corp.*		225,855
16,600	Dice Holdings, Inc.*		137,116
48,600	Globalscape, Inc.*^		83,106
62,800	Health Grades, Inc.*		281,972
67,000	HealthStream, Inc.*		187,600
118,800	I-many, Inc.*		118,800
18,300	Internap Network Services Corp.*^		85,644
32,300	Looksmart, Ltd.*		129,846
13,000	NaviSite, Inc.*		49,400
63,800	Openwave Systems, Inc.*		95,062
26,600	Perficient, Inc.*		256,956
48,300	Saba Software, Inc.*^		155,043
70,300	Secure Computing Corp.*		291,042
17,900	Spark Networks, Inc.*		74,464
11,300	Stamps.com, Inc.*		141,024
54,010	TeleCommunication Systems, Inc.*^		250,066
17,600	TheStreet.com, Inc.		114,576
54,040	Think Partnership, Inc.*		23,778
4,100	WebMD Health Corp.*^		114,390
			3,253,546
	INVESTMENT MANAGEMENT COMPANIES	0.2%
21,468	Patriot Capital Funding, Inc.		134,175
14,699	TICC Capital Corp.^		80,257
			214,432

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
June 30, 2008 (Unaudited)

Shares			Value
	IRON/STEEL	0.5%
10,900	China Precision Steel, Inc.*		$47,851
15,100	Material Sciences Corp.*		122,310
900	Olympic Steel, Inc.		68,328
5,400	Universal Stainless & Alloy, Inc.*		200,016
			438,505
	LEISURE TIME	0.3%
2,800	Ambassadors Group, Inc.		41,776
25,400	GameTech International, Inc.*		120,650
20,100	Multimedia Games, Inc.*^		88,842
			251,268
	LODGING	0.2%
23,500	Century Casinos, Inc.*		77,080
55,000	Interstate Hotels & Resorts, Inc.*		142,450
			219,530
	MACHINERY - DIVERSIFIED	2.6%
19,500	Alamo Group, Inc.		401,505
5,200	Cascade Corp.^		220,064
10,800	Columbus McKinnon Corp.*		260,064
16,500	Gehl Co.*^		244,035
11,500	Hurco Cos., Inc.*^		355,235
8,000	Intevac, Inc.*		90,240
4,200	Key Technology, Inc.*		133,602
17,512	Tecumseh Products Co.*		508,023
11,100	Twin Disc, Inc.		232,323
			2,445,091
	MEDIA	0.3%
51,800	New Frontier Media, Inc.		202,538
74,200	Regent Communications, Inc.*		66,505
			269,043
	METAL FABRICATE/HARDWARE	1.3%
3,800	Dynamic Materials Corp.^		125,210
5,767	Hawk Corp.*		107,266
26,000	NN, Inc.		362,440
10,300	Northwest Pipe Co.*		574,740
2,350	Sun Hydraulics Corp.^		75,835
			1,245,491
	MINING	0.6%
22,900	Allied Nevada Gold Corp.*^		134,881
9,600	General Moly, Inc.*^		75,552
10,800	Metallica Resources, Inc.*		72,252
26,900	North American Palladium Ltd.*^		147,950
15,800	Solitario Exploration & Royalty Corp.*		77,736
2,700	United States Lime & Minerals, Inc.*		106,839
			615,210

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
June 30, 2008 (Unaudited)

Shares			Value
	MISCELLANEOUS MANUFACTURING	1.3%
9,500	AZZ, Inc.*		$379,050
30,400	Deswell Industries, Inc.		172,064
17,400	GP Strategies Corp.*		174,870
25,700	Lydall, Inc.*		322,535
4,400	Park-Ohio Holdings Corp.*		64,944
8,800	Synalloy Corp.		135,696
			1,249,159
	OIL & GAS	3.8%
69,900	BMB Munai, Inc.*^		415,206
6,800	Callon Petroleum Co.*		186,048
29,600	Cano Petroleum, Inc.*^		235,024
9,100	Double Eagle Petroleum Co.*		165,893
147,400	Endeavour International Corp.*^		319,858
31,500	Energy Partners Ltd.*		469,980
21,300	Gulfport Energy Corp.*		350,811
18,600	Harvest Natural Resources, Inc.*^		205,716
11,300	Panhandle Oil and Gas, Inc.		382,618
40,400	RAM Energy Resources, Inc.*^		254,520
32,300	TXCO Resources, Inc.*^		379,848
28,700	Vaalco Energy, Inc.*		243,089
			3,608,611
	OIL & GAS SERVICES	4.3%
14,400	Allis-Chalmers Energy, Inc.*		256,320
6,600	Bolt Technology Corp.*		148,962
103,600	Boots & Coots International Control, Inc.*		246,568
27,500	CE Franklin Ltd.*		275,825
2,300	Dawson Geophysical Co.*		136,758
12,800	Flotek Industries, Inc.*^		263,936
8,600	Geokinetics, Inc.*		155,746
2,100	Gulf Island Fabrication, Inc.		102,753
14,000	Matrix Service Co.*^		322,840
25,820	Mitcham Industries, Inc.*		441,006
8,500	Natural Gas Services Group, Inc.*		259,080
36,900	Omni Energy Services Corp.*^		236,529
7,700	T-3 Energy Services, Inc.*		611,918
27,295	TGC Industries, Inc.*		242,926
6,800	Trico Marine Services, Inc.*^		247,656
8,000	Union Drilling, Inc.*		173,440
			4,122,263
	PACKAGING & CONTAINERS	0.1%
5,900	UFP Technologies, Inc.*		59,059

	PHARMACEUTICALS	6.0%
107,800	Akorn, Inc.*^		356,818
79,000	Allos Therapeutics, Inc.*^		545,889
34,850	Animal Health International, Inc.*		217,116
36,700	Array Biopharma, Inc.*^		172,490

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
June 30, 2008 (Unaudited)

Shares			Value
	PHARMACEUTICALS (continued)
48,000	Avalon Pharmaceuticals, Inc.*		$57,120
51,800	Cardiome Pharma Corp.*^		455,840
8,800	CV Therapeutics, Inc.*		72,424
43,000	Dyax Corp.*		133,300
8,800	I-Flow Corp.*^		89,320
84,300	Indevus Pharmaceuticals, Inc.*^		132,351
69,800	Javelin Pharmaceuticals, Inc.*^		161,936
35,200	Lannett Co., Inc.*^		135,168
13,600	Matrixx Initiatives, Inc.*^		226,576
12,400	Neogen Corp.*		283,836
78,900	Neurogen Corp.*^		81,267
130,300	Nexmed, Inc.*^		169,390
36,000	Oculus Innovative Sciences, Inc.*^		86,760
17,900	Omega Protein Corp.*		267,605
30,000	Osiris Therapeutics, Inc.*^		385,500
20,800	Pain Therapeutics, Inc.*^		164,320
56,000	Penwest Pharmaceuticals Co.*^		151,200
19,330	Progenics Pharmaceuticals, Inc.*^		306,767
27,000	Taro Pharmaceutical Industries Ltd.*^		255,150
252,400	Titan Pharmaceuticals, Inc.*^		348,312
24,000	Vanda Pharmaceuticals, Inc.*^		78,960
34,449	Vion Pharmaceuticals, Inc.*^		39,272
63,800	Vivus, Inc.*^		426,184
			5,800,871
	REAL ESTATE INVESTMENT TRUST	0.9%
43,900	Anworth Mortgage Asset Corp.		285,789
8,500	Arbor Realty Trust, Inc.^		76,245
23,700	CapLease, Inc.^		177,513
14,700	Capstead Mortgage Corp.		159,495
24,600	JER Investors Trust, Inc.^		154,980
6,800	Resource Capital Corp.^		49,028
			903,050
	REAL ESTATE MANAGEMENT	0.5%
33,500	Meruelo Maddux Properties, Inc.*^		73,030
36,500	Thomas Properties Group, Inc.		359,160
			432,190
	RETAIL	3.2%
20,000	America's Car-Mart, Inc.*^		358,400
3,700	Buffalo Wild Wings, Inc.*^		91,871
48,500	Build-A-Bear Workshop, Inc.*^		352,595
13,000	Carrols Restaurant Group, Inc.*^		67,470
9,000	Conn's, Inc.*^		144,630
20,100	Ezcorp, Inc.*		256,275
6,800	First Cash Financial Services, Inc.*		101,932
31,500	HOT Topic, Inc.*		170,415

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
June 30, 2008 (Unaudited)

Shares			Value
	RETAIL (continued)
3,400	JOS A Bank Clothiers, Inc.*		$90,950
10,000	PC Connection, Inc.*		93,100
19,600	PC Mall, Inc.*^		265,776
32,400	PetMed Express, Inc.*^		396,900
52,100	Ruth's Hospitality Group, Inc.*^		269,878
53,100	Trans World Entertainment Corp.*		150,804
52,100	Wet Seal, Inc.*^		248,517
			3,059,513
	SAVINGS & LOANS	1.2%
31,000	BankAtlantic Bancorp, Inc.^		54,560
29,400	BankUnited Financial Corp.^		28,224
194,532	BFC Financial Corp.*		145,899
17,100	Cooperative Bankshares, Inc.		117,990
12,600	Downey Financial Corp.^		34,902
21,400	First Place Financial Corp.		201,160
4,800	FirstFed Financial Corp.*^		38,592
37,100	Franklin Bank Corp.*^		22,631
15,300	NASB Financial, Inc.^		272,034
15,300	United Western Bancorp, Inc.		192,168
			1,108,160
	SEMICONDUCTORS	3.9%
42,800	Advanced Analogic Technologies, Inc.*^		176,764
37,000	Aetrium, Inc.*		110,260
18,500	AXT, Inc.*		77,515
73,400	Bookham, Inc.*		124,046
11,700	Ceva, Inc.*		93,249
25,500	Cirrus Logic, Inc.*		141,780
84,900	Credence Systems Corp.*		110,370
12,700	Exar Corp.*		95,758
39,400	GSI Group, Inc.*		305,744
36,000	Hifn, Inc.*		165,960
45,581	Integrated Silicon Solution, Inc.*		253,430
20,700	IXYS Corp.*		247,158
18,634	Mattson Technology, Inc.*		88,698
53,800	Microtune, Inc.*		186,148
10,700	Monolithic Power Systems, Inc.*		231,334
35,600	O2Micro International Ltd.*		236,740
17,200	Pericom Semiconductor Corp.*		255,248
9,100	Sigma Designs, Inc.*		126,399
22,500	Silicon Image, Inc.*^		163,125
18,700	Silicon Motion Technology Corp.*^		270,215
8,200	Techwell, Inc.*		101,024
1,273	Ultra Clean Holdings, Inc.*		10,133
6,600	Volterra Semiconductor Corp.*^		113,916
			3,685,014

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
June 30, 2008 (Unaudited)

Shares			Value
	SOFTWARE	2.9%
49,100	Actuate Corp.*		$191,981
21,150	Bottomline Technologies, Inc.*		205,790
7,900	Corel Corp.*		73,944
12,200	CSG Systems International, Inc.*		134,444
28,400	Descartes Systems Group, Inc.*		95,424
12,200	Digi International, Inc.*		95,770
10,700	DivX, Inc.*		78,538
14,600	Double-Take Software, Inc.*		200,604
29,400	Emageon, Inc.*		63,210
8,800	Fundtech Ltd.*		126,632
11,700	Interactive Intelligence, Inc.*		136,188
5,100	JDA Software Group, Inc.*		92,310
31,300	Logility, Inc.*^		238,506
70,200	OpenTV Corp.*^		91,962
13,374	PDF Solutions, Inc.*		79,575
54,900	Peerless Systems Corp.*		101,016
45,500	Pervasive Software, Inc.*		194,285
21,500	QAD, Inc.		145,555
17,900	RightNow Technologies, Inc.*^		244,693
6,900	Schawk, Inc.		82,731
12,300	Ulticom, Inc.*		104,550
			2,777,708
	TELECOMMUNICATIONS	3.4%
46,700	Adaptec, Inc.*		149,440
20,400	Anaren, Inc.*		215,628
23,700	Applied Signal Technology, Inc.		323,742
17,200	BigBand Networks, Inc.*		81,356
100,000	Extreme Networks, Inc.*		284,000
170,600	Finisar Corp.*^		203,014
3,000	GeoEye, Inc.*		53,130
31,800	Gilat Satellite Networks Ltd.*		345,666
16,500	Globecomm Systems, Inc.*		136,290
29,700	Harmonic, Inc.*		282,447
65,000	Network Equipment Technologies, Inc.*^		230,750
11,200	Novatel Wireless, Inc.*		124,656
28,400	Oplink Communications, Inc.*		272,640
15,600	Sierra Wireless, Inc.*^		227,760
68,127	Symmetricom, Inc.*		261,608
			3,192,127
	TEXTILES	0.1%
10,200	Dixie Group, Inc.*		67,116

	TOYS/GAMES/HOBBIES	0.3%
12,000	Jakks Pacific, Inc.*^		262,200

	TRANSPORTATION	2.5%
65,400	Air Transport Services Group, Inc.*		65,400

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
June 30, 2008 (Unaudited)

Shares			Value
	TRANSPORTATION (continued)
9,600	Dynamex, Inc.*		$257,376
11,700	Euroseas Ltd.		151,749
11,100	Frozen Food Express Industries, Inc.		74,925
16,890	OceanFreight, Inc.^		391,341
31,126	Paragon Shipping, Inc.		522,606
7,500	PHI, Inc.*		301,275
31,700	Star Bulk Carriers Corp.		373,743
1,600	TBS International Ltd.*		63,920
13,800	Vitran Corp., Inc.*		206,862
			2,409,197
	TRUCKING & LEASING	0.2%
8,850	Greenbrier Co., Inc.^		179,655

	WATER	0.3%
3,900	American States Water Co.		136,266
5,900	Consolidated Water Co., Inc.^		116,820
			253,086

	TOTAL COMMON STOCK (Cost $128,607,994)		93,430,372

	EXCHANGE-TRADED FUND	1.5%
20,000	iShares Russell 2000 Index Fund		1,380,600

	TOTAL EXCHANGE-TRADED FUND (Cost $1,419,519)		1,380,600

	INVESTMENTS PURCHASED WITH CASH
	PROCEEDS FROM SECURITIES LENDING	34.1%
32,479,568	Credit Suisse On Shore Enhanced Liquidity Fund+		32,479,568

	TOTAL INVESTMENTS PURCHASED WITH
	CASH PROCEEDS FROM SECURITIES
	LENDING (Cost $32,479,568)		32,479,568

	INVESTMENT COMPANY	0.3%
242,205	Federated Prime Obligations Fund		242,205

	TOTALINVESTMENT COMPANY (Cost $242,205)		242,205

	TOTAL INVESTMENTS (Cost $162,749,286)	134.0%	127,532,745

	Liabilities less Other Assets	(34.0)%	(32,388,574)

	NET ASSETS	100.0%	$95,144,171

* Non-income producing security.
† Foreign security denominated in U.S. dollars.
# Security valued at fair value as determined in good faith by Lotsoff Capital Management, investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees.
^ All or portion of shares are on loan.
+At June 30, 2008 the interest rate was 2.818%.
Percentages are stated as a percent of net assets.

See accompanying notes to Schedule of Investments.

Lotsoff Capital Management Investment Trust
Active Income Fund
Schedule of Investments
June 30, 2008 (Unaudited)

Shares or Principal Amount			Value
	ASSET-BACKED SECURITIES	2.69%
908,502	321 Henderson Receivables, LLC 144A
	Variable Rate, 9/15/41		$903,097
202,197	ACE Securities Corp. ^
	Variable Rate, 10/25/35		202,022
256,998	Arran Residential Mortgages Funding, PLC 144A
	Variable Rate, 9/20/36		255,612
69,556,776	Bear Stearns Commercial Mortgage Securities, Inc. 144A
	Variable Rate, 10/12/41		802,685
1,001,116	Citigroup Mortgage Loan Trust, Inc.
	Variable Rate, 1/25/37		903,584
1,709,449	Citigroup Mortgage Loan Trust, Inc.
	Variable Rate, 1/25/37		1,310,756
122,988	Countrywide Asset-Backed Certificates
	Variable Rate, 4/25/34		108,883
1,000,000	GE Dealer Floorplan Master Note Trust
	Variable Rate, 7/20/11		989,645
21,943,729	GS Mortgage Securities Corp. 144A
	Variable Rate, 11/10/39		712,030
188,987	GSAA Trust
	Variable Rate, 8/25/35		185,681
1,057,681	Impac CMB Trust
	Variable Rate, 11/25/34		928,439
1,216,312	J.P. Morgan Alternative Loan Trust
	Variable Rate, 2/25/37		1,059,153
244,534	Merrill Lynch Mortgage Investors, Inc.
	Variable Rate, 8/25/35		212,122
18,757	Morgan Stanley Home Equity Loans
	Variable Rate, 12/25/35		18,713
2,100,000	National Collegiate Student Loan Trust
	6.35%, 2/27/12		399,462
344,331	Park Place Securities, Inc.
	Variable Rate, 2/25/35		336,598
6,541	Residential Asset Securities Corp.
	Variable Rate, 5/25/35		6,191
358,348	SLM Student Loan Trust
	Variable Rate, 1/26/15		358,281
136,207	WFS Financial Owner Trust
	3.21%, 5/17/12		136,062

	TOTAL ASSET-BACKED SECURITIES
	(Cost $11,089,762)		9,829,016

	CORPORATE BONDS	35.24%
15,000,000	American Express Credit Corp.
	Variable Rate, 5/27/10		14,885,355
5,250,000	Amgen, Inc.
	6.15%, 6/1/18		5,286,241

Lotsoff Capital Management Investment Trust
Active Income Fund
Schedule of Investments
June 30, 2008 (Unaudited)

Shares or Principal Amount		Value
	CORPORATE BONDS (continued)
5,000,000	ArcelorMittal 144A
	5.38%, 6/1/13	$4,928,655
9,000,000	Berkshire Hathaway Finance Corp. 144A
	4.60%, 5/15/13	8,982,135
3,000,000	Best Buy Co, Inc. 144A
	6.75%, 7/15/13	3,042,483
6,000,000	BJ Services Co.
	6.00%, 6/1/18	6,064,062
1,000,000	COX Communications, Inc. 144A
	6.95%, 6/1/38	980,821
15,000,000	COX Communications, Inc. 144A
	6.25%, 6/1/18	14,669,520
8,000,000	Dell, Inc. 144A
	5.65%, 4/15/18	7,734,032
400,000	Expedia, Inc.
	7.46%, 8/15/18	380,000
2,500,000	Fifth Third Bancorp
	6.25%, 5/1/13	2,290,593
7,500,000	General Electric Capital Corp.
	5.63%, 5/1/18	7,266,375
8,000,000	GlaxoSmithKline Capital, Inc.
	5.65%, 5/15/18	7,984,376
2,000,000	Kraft Foods, Inc.
	6.88%, 1/26/39	1,947,008
1,700,000	Macys Retail Holdings, Inc.
	5.35%, 3/15/12	1,580,947
15,000,000	Merrill Lynch & Co., Inc.
	Variable Rate, 5/20/09	14,962,949
1,000,000	Nortel Networks Ltd. 144A
	10.75%, 7/15/16	995,000
1,800,000	PNC Financial Services Group, Inc.
	8.25%, 5/29/49	1,797,932
2,000,000	Simon Property Group LP
	5.30%, 5/30/13	1,969,754
1,000,000	Veolia Environnement
	5.25%, 6/3/13	1,000,149
5,000,000	Verizon New England, Inc.
	6.50%, 9/15/11	5,142,745
10,000,000	Wal-Mart Stores, Inc.
	4.25%, 4/15/13	9,944,020
5,000,000	Weatherford International Ltd.
	5.15%, 3/15/13	4,976,005

	TOTAL CORPORATE BONDS
	(Cost $130,140,906)	128,811,157

Lotsoff Capital Management Investment Trust
Active Income Fund
Schedule of Investments
June 30, 2008 (Unaudited)

Shares or Principal Amount			Value
	CONVERTIBLE CORPORATE BONDS	19.42%
1,000,000	AGCO Corp.
	1.25%, 12/15/36		$1,448,750
1,650,000	Alpha Natural Resources, Inc.
	2.38%, 4/15/15		3,423,750
9,200,000	Amgen, Inc.
	0.13%, 2/1/11		8,348,999
2,400,000	Boston Properties LP
	2.88%, 2/15/37		2,214,000
250,000	Chemed Corp.
	1.88%, 5/15/14		188,125
5,250,000	Countrywide Financial Corp. 144A
	Variable Rate, 4/15/37		5,059,688
6,150,000	Cypress Semiconductor Corp.
	1.00%, 9/15/09		7,110,938
500,000	Dendreon Corp. 144A
	4.75%, 6/15/14		333,750
3,900,000	Enzon Pharmaceuticals, Inc.
	4.00%, 6/1/13		3,480,750
1,000,000	Hercules Offshore, Inc. 144A
	3.38%, 6/1/38		1,042,500
250,000	Leap Wireless International, Inc. 144A
	4.50%, 7/15/14		222,188
400,000	Medarex, Inc.
	2.25%, 5/15/11		358,000
5,100,000	NII Holdings, Inc.
	3.13%, 6/15/12		4,296,750
650,000	ON Semiconductor Corp.
	2.63%, 12/15/26		710,938
4,000,000	PrivateBancorp, Inc.
	3.63%, 3/15/27		3,850,000
5,000,000	Prudential Financial, Inc. 144A
	1.15%, 12/15/37		4,781,250
6,000,000	SanDisk Corp.
	1.00%, 5/15/13		4,117,500
3,400,000	Sciele Pharma, Inc.
	2.63%, 5/15/27		3,098,250
1,100,000	tw telecom, Inc.
	2.38%, 4/1/26		1,170,125
5,000,000	Transocean, Inc.
	1.63%, 12/15/37		5,612,500
11,000,000	Vornado Realty Trust
	3.63%, 11/15/26		10,147,499

	TOTAL CONVERTIBLE CORPORATE BONDS
	(Cost $73,830,378)		71,016,250

Lotsoff Capital Management Investment Trust
Active Income Fund
Schedule of Investments
June 30, 2008 (Unaudited)

Shares or Principal Amount			Value
	U.S. GOVERNMENT AND AGENCY SECURITIES	5.63%
	Federal Home Loan Mortgage Corp.	3.39%
312,243	Pool #1B1364, Variable Rate, 11/1/33		$316,004
389,775	Pool #1B1664, Variable Rate, 4/1/34		391,797
343,639	Pool #780833, Variable Rate, 9/1/33		345,696
276,842	Pool #781082, Variable Rate, 12/1/33		277,143
721,090	Pool #781292, Variable Rate, 3/1/34		723,474
339,766	Pool #781492, Variable Rate, 4/1/34		339,045
546,184	Pool #781640, Variable Rate, 6/1/34		550,113
2,070,739	Pool #781751, Variable Rate, 7/1/34		2,087,662
447,204	Pool #782908, Variable Rate, 12/1/34		452,258
439,023	Pool #847248, Variable Rate, 3/1/34		443,362
1,802,126	Pool #847290, Variable Rate, 6/1/34		1,821,031
2,701,810	Pool #847309, Variable Rate, 6/1/34 ^		2,728,345
447,466	Pool #847593, Variable Rate, 4/1/35		454,971
1,473,462	Pool #847706, Variable Rate, 1/1/35		1,485,251
			12,416,152
	Federal National Mortgage Association	1.39%
10,703	Pool #345856, Variable Rate, 8/1/36		10,809
43,709	Pool #545318, Variable Rate, 11/1/38		44,101
86,694	Pool #545980, Variable Rate, 6/1/32		87,865
89,642	Pool #555369, Variable Rate, 8/1/36		91,467
670,304	Pool #555712, Variable Rate, 8/1/33		679,738
74,539	Pool #606864, Variable Rate, 10/1/31		75,378
820,407	Pool #688952, Variable Rate, 4/1/33		818,623
378,956	Pool #735248, Variable Rate, 2/1/35		386,315
419,145	Pool #735476, Variable Rate, 5/1/38		426,436
193,180	Pool #735625, Variable Rate, 1/1/34		196,749
208,912	Pool #735695, Variable Rate, 7/1/34		211,243
567,392	Pool #735967, Variable Rate, 3/1/38		574,897
623,056	Pool #745383, Variable Rate, 12/1/35		627,565
398,987	Pool #745686, Variable Rate, 12/1/35		398,774
446,888	Pool #779722, Variable Rate, 7/1/34		452,845
			5,082,805
	U.S. Treasury Bill	0.57%
2,000,000	United States Treasury Bill 1.71%, 10/30/08		1,987,632
100,000	United States Treasury Bill 2.04%, 7/31/08 ^		99,833
			2,087,465
	U.S. Treasury Note	0.28%
1,000,000	United States Treasury Note 3.13%, 11/30/09		1,010,704

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
	(Cost $20,417,588)		20,597,126

	COMMON STOCK	0.17%

	AIRLINES	0.00%
1,000	Mesa Air Group, Inc.*		510

	BANKS	0.03%
25,000	National City Corp.		119,250

	BIOTECHNOLOGY	0.07%
3,650	Genzyme Corp.*		262,873

Lotsoff Capital Management Investment Trust
Active Income Fund
Schedule of Investments
June 30, 2008 (Unaudited)

Shares or Principal Amount			Value
	COAL	0.02%
660	Alpha Natural Resources, Inc.*		$68,831

	DIVERSIFIED FINANCIAL SERVICES	0.04%
8,000	Lehman Brothers Holdings, Inc.		158,480

	SEMICONDUCTORS	0.01%
900	Cypress Semiconductor Corp.*		22,275

	TOTAL COMMON STOCK
	(Cost $853,028)		632,219

	CONVERTIBLE PREFERRED STOCK	5.32%
50,000	American International Group, Inc.		2,964,500
40,000	Archer-Daniels-Midland Co.		1,753,600
4,000	Bank of America Corp.		3,540,000
12,000	Bunge, Ltd.		1,578,000
37,500	Fifth Third Bancorp		4,012,500
33,250	Freeport-McMoran Copper & Gold, Inc.		5,589,990

	TOTAL CONVERTIBLE PREFERRED STOCK
	(Cost $19,445,466)		19,438,590

	DEMAND DEPOSIT	27.86%
101,848,707	UMB Money Market Fiduciary 0.93%		101,848,707

	TOTAL DEMAND DEPOSIT
	(Cost $101,848,707)		101,848,707

Number of Contracts			Value
	CALL OPTIONS	0.03%
74	Canadian Solar, Inc., Exercise Price: $50,
	Expiration Date: October, 2008		31,820
300	CROCS, Inc., Exercise Price: $10,
	Expiration Date: September, 2008		19,500
185	Cummins, Inc., Exercise Price: $75,
	Expiration Date: September, 2008		59,200
60	Darden Restaurants, Inc., Exercise Price: $35,
	Expiration Date: July, 2008		1,800
180	Pantry, Inc., Exercise Price: $15,
	Expiration Date: September, 2008		8,640
195	Washington Mutual, Inc., Exercise Price: $11,
	Expiration Date: July, 2008		390
225	YRC Worldwide, Inc., Exercise Price: $22.50,
	Expiration Date: July, 2008		1,125

	TOTAL CALL OPTIONS
	(Cost $320,601)		122,475

	PUT OPTIONS	0.24%
11	Boston Private Financial Holdings, Inc., Exercise Price: $10,
	Expiration Date: October, 2008		5,775

Lotsoff Capital Management Investment Trust
Active Income Fund
Schedule of Investments
June 30, 2008 (Unaudited)

Number of Contracts			Value
	PUT OPTIONS (continued)
283	Boston Private Financial Holdings, Inc., Exercise Price: $12.50,
	Expiration Date: July, 2008		$188,195
74	Canadian Solar, Inc., Exercise Price: $45,
	Expiration Date: October, 2008		85,840
300	CROCS, Inc., Exercise Price: $10,
	Expiration Date: September, 2008		84,750
185	Cummins, Inc., Exercise Price: $65,
	Expiration Date: September, 2008		114,700
60	Darden Restaurants, Inc., Exercise Price: $30,
	Expiration Date: July, 2008		3,000
34	Lindsay Corp., Exercise Price: $80,
	Expiration Date: September, 2008		27,200
151	Lindsay Corp., Exercise Price: $95,
	Expiration Date: September, 2008		246,130
180	Pantry, Inc., Exercise Price: $12.50,
	Expiration Date: September, 2008		46,800
101	SLM Corp., Exercise Price: $22.50,
	Expiration Date: October, 2008		47,470
150	YRC Worldwide, Inc., Exercise Price: $17.50,
	Expiration Date: July, 2008		43,200

	TOTAL PUT OPTIONS
	(Cost $562,001)		893,060

	Total Investments	96.60%
	(Cost $358,508,437)		353,188,600
	Other Assets less Liabilities	3.40%	12,449,385
	Net Assets	100.00%	$365,637,985

* Non-income producing security.
^ Collateral held in escrow to cover short sales.
Percentages are stated as a percent of net assets.
See accompaning notes to Schedule of Investments.

	SECURITIES SOLD SHORT	(25.00%)

Shares	COMMON STOCK	(7.84%)	Value

	AGRICULTURE	(0.44%)
(3,200)	Archer-Daniels-Midland Co.		($108,000)
(13,860)	Bunge Ltd.		(1,492,583)
			(1,600,583)
	BANKS	(0.96%)
(37,600)	Bank of America Corp.		(897,512)
(244,125)	Fifth Third Bancorp		(2,485,193)
(25,000)	National City Corp.		(119,250)
			(3,501,955)
	BIOTECHNOLOGY	(0.57%)
(285,102)	Enzon Pharmaceuticals, Inc.*		(2,029,926)

Lotsoff Capital Management Investment Trust
Active Income Fund
Schedule of Investments
June 30, 2008 (Unaudited)

Shares			Value
	BIOTECHNOLOGY (continued)
(1,000)	Genzyme Corp.*		($72,020)
			(2,101,946)
	COAL	(0.77%)
(26,994)	Alpha Natural Resources, Inc.*		(2,815,204)

	COMMERCIAL SERVICES	(0.02%)
(1,500)	Chemed Corp.		(54,915)

	COMPUTERS	(0.15%)
(30,716)	SanDisk Corp.*		(574,389)

	DIVERSIFIED FINANCIAL SERVICES	(0.05%)
(6,000)	Countrywide Financial Corp.		(25,500)
(8,000)	Lehman Brothers Holdings, Inc.		(158,480)
			(183,980)
	ENERGY-ALTERNATE SOURCES	(0.91%)
(46,281)	Sunpower Corp.*		(3,331,306)

	MACHINERY - DIVERSIFIED	(0.44%)
(30,431)	AGCO Corp.*		(1,594,889)

	MINING	(1.07%)
(33,231)	Freeport-McMoRan Copper & Gold, Inc.		(3,894,341)

	OIL & GAS	(0.62%)
(14,800)	Transocean, Inc.		(2,255,372)

	PHARMACEUTICALS	(0.39%)
(7,600)	Medarex, Inc.*		(50,236)
(71,912)	Sciele Pharma, Inc. *		(1,391,497)
			(1,441,733)
	REAL ESTATE INVESTMENT TRUSTS	(0.70%)
(12,595)	Boston Properties, Inc.		(1,136,321)
(16,376)	Vornado Realty Trust		(1,441,088)
			(2,577,409)
	SEMICONDUCTORS	(0.47%)
(57,562)	Cypress Semiconductor Corp.*		(1,424,660)
(31,115)	ON Semiconductor Corp.*		(285,325)
			(1,709,985)
	TELECOMMUNICATIONS	(0.28%)
(5,600)	NII Holdings, Inc.*		(265,944)
(47,740)	tw telecom, Inc.*		(765,272)
			(1,031,216)
	TOTAL COMMON STOCK
	(Proceeds $31,290,806)		(28,669,223)

Lotsoff Capital Management Investment Trust
Active Income Fund
Schedule of Investments
June 30, 2008 (Unaudited)

Principal Amount			Value
	CONVERTIBLE CORPORATE BONDS	(0.15%)
(500,000)	Genzyme Corp. 1.25%, 12/1/23		($553,125)

	TOTAL CONVERTIBLE CORPORATE BONDS
	(Proceeds $525,818)		(553,125)

	U.S. GOVERNMENT AGENCIES	(17.01%)
	U.S. Treasury Note
(3,300,000)	3.500%, 5/31/2013		(3,325,526)
(3,500,000)	2.500%, 3/31/2013		(3,377,776)
(15,000,000)	3.375%, 6/30/2013		(15,031,650)
(17,300,000)	3.500%, 2/15/2018		(16,658,014)
(24,000,000)	3.875%, 5/15/2018		(23,806,896)
	TOTAL U.S. GOVERNMENT AGENCIES		(62,199,862)
	(Proceeds $62,747,545)

	TOTAL SECURITIES SOLD SHORT		($91,422,210)
	(Proceeds $94,564,169)

* Non-income producing security.
Percentages are stated as a percent of net assets.
SWAP CONTRACTS

Interest Rate Swaps

Counterparty	Floating Rate Index	Notional Amount	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Premium Paid	Unrealized Appreciation/ (Depreciation)

Citibank, N.A.	3 month LIBOR	1,500,000	Pay	4.85%	12/1/2010	-	($39,078)
Bear Stearns	3 month LIBOR	5,000,000	Pay	5.14	9/26/2016	-	(264,812)
Merrill Lynch	3 month LIBOR	8,000,000	Pay	5.58	6/8/2017	-	(574,582)
Total Interest Rate Swaps						-	($878,472)

Lotsoff Capital Management Investment Trust
Active Income Fund
Schedule of Investments
June 30, 2008 (Unaudited)

Credit Default Swaps
Counterparty	Reference Entity	Notional Amount	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Premium Paid	Unrealized Appreciation/ (Depreciation)

Goldman Sachs	Advanced Micro Devices, Inc.
	7.75%, 11/1/12	500,000	Receive	6.40%	9/20/2012	-	($54,622)
Goldman Sachs	ArvinMeritor, Inc.
	8.13%, 9/15/15	4,200,000	Pay	8.00	3/20/2013	-	96,376
Merrill Lynch	Centex Corp.
	5.25%, 6/15/15	500,000	Pay	1.14	6/20/2012	-	57,115
Goldman Sachs	Centex Corp.
	5.25%, 6/15/15	5,000,000	Pay	4.21	3/20/2013	-	72,313
Goldman Sachs	Chesapeake Energy Corp.
	6.88%, 1/15/16	400,000	Receive	1.19	6/20/2012	-	(12,201)
Goldman Sachs	Computer Sciences Corp.
	7.38%, 6/15/11	700,000	Pay	0.63	6/20/2012	-	117
Goldman Sachs	Continental Airlines, Inc.
	5.00%, 6/15/23	1,000,000	Receive	5.00	6/20/2013	(400,000)	(40,728)
Goldman Sachs	Continental Airlines, Inc.
	5.00%, 6/15/23	500,000	Receive	4.93	6/20/2012	-	(216,010)
Goldman Sachs	Continental Airlines, Inc.
	5.00%, 6/15/23	1,000,000	Receive	5.00	6/20/2013	(290,000)	(153,423)
Goldman Sachs	Dow Jones CDX NA
	High Yield Series 10 Index	3,500,000	Pay	5.00	6/20/2013	159,688	42,529
Goldman Sachs	Dow Jones CDX NA
	Investment Grade Series 8 Index	2,500,000	Receive	0.35	6/20/2012	(36,131)	(72,357)
Goldman Sachs	Expedia, Inc.
	7.46%, 8/15/08	400,000	Pay	1.68	9/20/2012	-	15,376
Merrill Lynch	Genworth Financial, Inc.
	5.75%, 6/15/14	4,200,000	Receive	2.75	3/20/2013	-	(27,425)
Goldman Sachs	iStar Financial, Inc.
	6.00%, 12/15/10	4,500,000	Pay	5.05	3/20/2013	-	305,944
Goldman Sachs	iStar Financial, Inc.
	6.00%, 12/15/10	4,500,000	Pay	5.05	3/20/2013	-	365,611
Goldman Sachs	Jetblue Airways Corp.
	3.75%, 3/15/35	2,640,000	Pay	6.75	12/20/2012	-	1,381,822
Goldman Sachs	Limited Brands, Inc.
	6.13%, 12/1/12	4,150,000	Pay	3.38	6/20/2013	-	(104,668)
Goldman Sachs	Limited Brands, Inc.
	6.13%, 12/1/12	4,700,000	Pay	2.55	6/20/2013	-	44,362
Goldman Sachs	Macy's, Inc.
	6.63%, 4/1/11	1,700,000	Pay	2.70	3/20/2013	-	(21,627)
Goldman Sachs	Metlife, Inc.
	5.00%, 6/15/2015	4,200,000	Pay	2.00	3/20/2013	-	(136,626)
Goldman Sachs	Nabors Industries, Inc.
	0.00%, 2/5/21	1,000,000	Pay	0.47	9/20/2012	-	9,357
Goldman Sachs	Nordstrom Inc.
	6.95%, 3/15/28	4,500,000	Pay	0.94	12/20/2012	-	22,117
Goldman Sachs	Nortel Networks Corp.
	4.25%, 9/1/28	3,000,000	Receive	4.60	12/20/2012	-	(163,582)
Goldman Sachs	RadioShack Corp.
	7.38%, 5/15/11	2,400,000	Pay	1.67	9/20/2012	-	37,739
Goldman Sachs	Saks, Inc.
	2.00%, 3/15/24	500,000	Receive	2.35	9/20/2012	-	(39,206)
Goldman Sachs	Vornando Realty L.P.
	4.75%, 12/1/10	5,800,000	Pay	1.50	6/20/2013	-	143,745
Merrill Lynch	Whirlpool Corp.
	7.75%,7/15/16	3,500,000	Pay	1.10	6/20/2013	-	19,525
Total Credit Default Swaps						(566,443)	1,571,573

Total Swap Contracts						($566,443)	$693,101

Lotsoff Capital Management Investment Trust
Notes to Schedule of Investments
June 30, 2008
(Unaudited)

1. Organization

Lotsoff Capital Management Investment Trust (the “Trust”) was organized on August 29, 2003 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Trust consists of the Micro Cap Fund and the Active Income Fund (collectively, the “Funds”).

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

(a) Investment Valuation - Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market or the Nasdaq Small Cap Market (collectively, “Nasdaq-traded securities”) are valued at the Nasdaq Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the current bid and ask prices from the exchange the security is primarily traded on. Long-term fixed income securities are valued at market prices using pricing information provided by an independent pricing service. Short-term investments are stated at amortized cost, which approximates fair value. Securities for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

(b) Swap Contracts - The Active Income Fund may engage in various swap transactions, including forward rate agreements, interest rate, currency, fixed income, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. In addition to the swap contracts described above, the Active Income Fund may also engage in credit default swaps which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy).

Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Active Income Fund may enter into credit default swaps in which the Active Income Fund acts as guarantor, and may enter into credit default swaps in which the counterparty acts as guarantor. Premiums paid to or by the Active Income Fund are accrued daily and included in realized gain (loss) on swaps. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation/(depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability on the statement of assets and liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Active Income Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.

Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. As of June 30, 2008, the Active Income Fund had outstanding swap agreements as listed on the Schedule of Investments.

(c) Securities Lending - The Micro Cap Fund may engage in securities lending. The loans are secured by collateral in an amount equal to at least 102% of the market value of the loaned securities. During the term of the loan, the Micro Cap Fund will continue to receive any interest, dividends or amounts on the loaned securities while receiving interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations in the Annual and Semi-Annual Reports. The collateral for the securities on loan is recognized in the Statements of Assets and Liabilities in the Annual and Semi-Annual Reports. The cash collateral is maintained on the Micro Cap Fund's behalf by the lending agent and is invested in short-term securities. Loans are subject to termination at the option of the borrower of the security. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Micro Cap Fund may pay reasonable administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Micro Cap Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

As of June 30, 2008, the market value of securities loaned by the Micro Cap Fund was $30,181,109 and the value on related collateral due to broker by the Micro Cap Fund was $32,479,568.

(d) Options Contracts—The Active Income Fund may write covered call and put options on futures, swaps, securities or currencies the Active Income Fund owns or in which it may invest. Writing put options tends to increase the Active Income Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Active Income Fund’s exposure to the underlying instrument. When the Active Income Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.

These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Active Income Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that the Active Income Fund may not be able to enter into a closing transaction because of an illiquid market.

The premium amount and the number of option contracts written by the Active Income Fund during the period ended June 30, 2008, were as follows:

	Number of Contracts	Premium Amount
Options outstanding at September 30, 2007	-	$-
Options written	3,909	2,207,707
Options closed	(2,949)	(1,333,952)
Options expired	(960)	(873,755)
Options outstanding at June 30, 2008	-	$-

The Active Income Fund may also purchase put and call options. Purchasing call options tends to increase the Active Income Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Active Income Fund’s exposure to the underlying instrument. The Active Income Fund pays a premium which is included in its Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. As of June 30, 2008, the Active Income Fund had outstanding options as listed on the Schedule of Investments.

(f) Other - The Trust records security transactions based on trade date. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

3. Federal Tax Information

At June 30, 2008, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

	Micro Cap Fund	Active Income Fund

Cost of Investments	$260,134,477	$353,188,600
Gross Unrealized Appreciation	$6,500,449	$--
Gross Unrealized Depreciation	(45,309,095)	--

Net Unrealized Appreciation (Depreciation) on Investments	$(38,808,646)	$--

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 addresses the accounting for uncertainty in income taxes and establishes for all entities, including pass-through entities, such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Funds recognize tax benefits only if it is more likely than not that a tax position (including the Funds’ assertion that its income is exempt from tax) will be sustained upon examination. The Funds adopted FIN 48 in fiscal 2008. The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of June 30, 2008. Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in 2008. At June 30, 2008, the fiscal years 2005 through 2008 remain open to examination in the Funds’ major tax jurisdictions.

Item 2. Controls and Procedures

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") (17 CFR 270.30a-3(c))) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lotsoff Capital Management Investment Trust

By:  /s/ Seymour N. Lotsoff
Seymour N. Lotsoff
President

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Seymour N. Lotsoff
Seymour N. Lotsoff
President

Date: August 22, 2008

By:  /s/ Margaret M. Baer
Margaret M. Baer
Secretary and Treasurer

Date: August 22, 2008